Basis of Presentation & Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Assets Used to Compute Depreciation Using the Straight-Line Method (Detail)	12 Months Ended
Dec. 31, 2021
Buildings and Other Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years
Buildings and Other Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	20 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years
Assets under Capital Lease [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	4 years
Assets under Capital Lease [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	20 years
Computer Equipment and Software [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Vehicles [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Vehicles [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	6 years